Intangible assets	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about intangible assets [abstract]
Intangible assets
16. Intangible assets

	Concession contract		Concession and authorization rights/goodwill	Other intangibles	Total
	Distribution	Generation
Balance as of January 1, 2024	8,317,327	1,303,158	1,498,544	51,060	11,170,089
Grant Bonus	–	4,073,915	–	–	4,073,915
ANEEL grant - use of public property	–	205,201	–	–	205,201
Acquisitions	–		–	24,371	24,371
Amortization quotas – granting and authorization (b)	(556,862)	(230,680)	(44,383)	(8,720)	(840,645)
Transfers from contract assets (Note 10)	2,103,522	–	–	–	2,103,522
Other transfers	15	–	–	(3,287)	(3,272)
Write-offs or disposal	(75,644)	–	–	(539)	(76,183)
(-) Reclassification to Assets Held for Sale (Note 37).	–	(30,674)	–	(2,714)	(33,388)
Balance as of December 31, 2024	9,788,358	5,320,920	1,454,161	60,171	16,623,610
Effect of business combination (a)	–	720,004	–	11,587	731,591
ANEEL grant - use of public property	–	(1,728)	–	–	(1,728)
Acquisitions	–	–	–	43,788	43,788
Amortization quotas – granting and authorization (b)	(673,861)	(201,685)	(44,384)	(10,326)	(930,256)
Transfers from contract assets (Note 10)	2,901,548	–	–	–	2,901,548
Write-offs or disposal	(147,917)	–	–	(100)	(148,017)
(-) Reclassification to Assets Held for Sale (Note 37).	–	(6,154)	–	(7,773)	(13,927)
Balance as of December 31, 2025	11,868,128	5,831,357	1,409,777	97,347	19,206,609
(a) Balances acquired in the business combination described in Note 1.2, which will be amortized over the term of the concession.
(b) Distribution: amortization during the concession period from the transfer to intangible assets in service or the useful life of the assets, whichever is shorter. Generation: amortization during the concession/authorization period from the start of commercial operation of the project. Other intangibles: annual amortization rate of 20%.
Management did not identify indicatives impairment of intangible assets.
The distribution concession balances refer to the portion of the infrastructure that will be used during the concession, net of special obligations, which represent the resources related to the financial participation of consumers, the Federal, State and Municipal Governments, destined to investments in projects related to the concession, and are not onerous liabilities or shareholder credits. The generation concession balances refer to the UBP and GSF amounts detailed in Notes 4.8.1 and 4.8.2. The balance of other intangibles consists of software acquired from third parties or generated internally, measured at total acquisition cost less amortization expenses.